Stein Roe Disciplined Stock Fund
                         Stein Roe Growth & Income Fund
                         Stein Roe Small Cap Tiger Fund
                                  (the "Funds")

                           SUPPLEMENT TO PROSPECTUSES
                  (Replacing Supplement dated November 1, 2000)

On October 17 or October 26, 2000, the respective Boards of Trustees of the Funds approved a proposal to reorganize each of the Funds into the respective Acquiring Fund listed below, subject to shareholder approval. If shareholders of each Fund approve the proposal, all of the assets of the Fund will be transferred to the respective Acquiring Fund and shareholders of each Fund will receive shares of the Acquiring Fund in exchange for their shares. Shareholders of each Fund are scheduled to vote on the proposal at a special meeting of shareholders to be held on December 27, 2000. If approved on that date, the reorganizations are proposed to take place in January, 2001. Shareholders of the Funds will be mailed information detailing the proposal on or about November 20, 2000.

In connection with the proposed reorganizations of the Funds, the Boards of Trustees has suspended the sale of each Fund's shares effective November 8, 2000. Consequently, purchase orders for Fund shares received (except those purchases that are part of the Dividend Purchase Option, Dollar Cost Averaging program, dividend reinvestments, contributions to certain existing retirement plan accounts and purchases through wrap fee accounts) will be rejected by each Fund.


---------------------------- --------------------------
Funds                        Acquiring Funds

---------------------------- --------------------------
---------------------------- --------------------------
Stein Roe Disciplined        Liberty Select Value
   Stock Fund                   Fund

---------------------------- --------------------------
---------------------------- --------------------------
Stein Roe Growth &           Liberty Growth and
   Income Fund                  Income Fund

---------------------------- --------------------------
---------------------------- --------------------------
Stein Roe Small Cap          Liberty Newport Asia
   Tiger Fund                   Pacific Fund

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G-36/888D-1100                                                November 15, 2000

November 27, 2000